October 25, 2023

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C. 20549

Re:       BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc. (the "Registrant")

1933 Act File No.: 333-200989

1940 Act File No.: 811-23014

CIK No.: 0001627854

Ladies and Gentlemen:

Transmitted for filing is Form N-CSR for the above-referenced Registrant for the annual period ended August 31, 2023.

Please direct any questions or comments to the attention of the undersigned at (412) 236-9846.

Sincerely yours,

/s/Shelby L. Pelesky

Shelby L. Pelesky

Associate Paralegal I

Enclosure